Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash and Cash Equivalents and Restricted Cash
Guarantee deposits required by China Insurance Regulatory Commission		7,930		7,392
Short Term Investment
Impairment loss on short term investments	0		0
Accounts Receivable and Insurance Premium Receivables
Minimum period past due of balances reviewed individually for collectability	90 days	90 days
Accounts receivable, net
Accounts receivable		206,147		175,711
Allowance for doubtful accounts	(1,590)	(9,903)		(9,348)
Accounts receivable, net	31,499	196,244		166,363
Movement of the Group's allowance for doubtful accounts
Balance at the beginning of the year		9,348		5,790	2,136
Provision for doubtful accounts	726	4,523		3,572	5,136
Write-offs		3,968		14	1,482
Balance at the ending of the year		9,903		9,348	5,790